CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (36,641)	$ (96,305)	$ (21,529)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	14,326	10,728	3,031
Operating lease expense	2,015	548	298
Deferred tax expense (benefit)	1,601	(1,619)	(38)
Stock-based compensation	8,368	10,881	1,732
Interest expense	1,693	9,703	43
Change in fair value of financial instruments	(58,311)	(17,983)	(9,637)
Loss on debt extinguishment	0	37,216	9,240
Expenses related to Merger	9,859	0	0
Foreign exchange differences	(4,578)	(2,385)	(1,507)
Loss on disposal of property and equipment and right of use assets	996	579	372
Bad debt expense	1,736	1,794	0
Changes in operating assets and liabilities:
Accounts receivable	(1,928)	(4,691)	(221)
Prepaid expenses and other current assets	(1,855)	21	(14)
Accounts payable	(3,202)	1,421	6,474
Contract liabilities	1,006	480	455
Accrued expenses and other liabilities	(1,562)	21,622	497
Operating lease liabilities	(1,985)	(449)	(370)
Net cash used in operating activities	(68,462)	(28,439)	(11,174)
Cash flows from investing activities:
Acquisitions of property and equipment	(27,252)	(11,233)	(15,787)
Equity investment in OS	(3,653)	0	0
Other	53	3	14
Net cash used in investing activities	(30,852)	(11,230)	(15,773)
Cash flows from financing activities:
Proceeds from issuance of redeemable Series X preferred stock	0	20,332	0
Proceeds from issuance of debt	0	7,513	17,348
Repurchase of stock	(8,603)	0	0
Proceeds from exercise of Public Warrants	5,291	0	0
Proceeds from sale of common stock	167,504	0	0
Proceeds from exercise of stock options	144	791	802
Net cash provided by financing activities	164,336	28,636	18,150
Net increase in cash, cash equivalents and restricted cash	65,022	(11,033)	(8,797)
Effect of foreign exchange rate changes	4,237	2,299	1,507
Cash, cash equivalents and restricted cash - beginning of period	8,533	17,267	24,557
Cash, cash equivalents and restricted cash - end of period	$ 77,792	$ 8,533	$ 17,267